Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

As of December 31, 2025, amounts due from affiliates consisted of the following:

Name	Amount	Relationship	Note
3D Global	$33,636	The Company’s CEO, the director of YD Biopharma, holds 12.85% of 3D Global shares	Prepaid royalty fee
EG BioMed	$291,540	The Company’s CEO, the director of the Company, holds 45.3% of the shares of EG BioMed	Prepayment of research and development expenses and other expenses

As of December 31, 2025, the amounts due to affiliates consisted of the following:

Name	Amount	Relationship	Note
3D Global	$350,400	The Company’s CEO, the director of YD Biopharma, holds 12.85% of 3D Global shares	Trade payables due to the Company, interest free and payment on demand.
3D Global	$420,429	The Company’s CEO, the director of YD Biopharma, holds 12.85% of 3D Global shares	Research and development expenses payable
EG Bio USA	$48,471	EG Bio USA is a wholly owned subsidiary of EG BioMed	Service charge for laboratory payable

As of December 31, 2024, the amounts due to affiliates consisted of the following:

Name	Amount	Relationship	Note
EG BioMed	$37,086	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed	Research and development expenses payable

For the year ended December 31, 2025, the Company had the following transactions with affiliates:

Name	Amount	Relationship	Note
3D Global	$1,445,868	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global	Research and development expenses
3D Global	$1,880,523	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global	Sales of products to the Company
3D Global	$2,273	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global	Royalties
EG BioMed	$17,003	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed	Research and development expenses
EG Bio USA	$138,471	EG Bio USA is a wholly-owned subsidiary of EG BioMed	Service charge for laboratory
Ji Yan Biomedical Co., Ltd	$1,358	The Company’s CEO, the director of Company, holds 75.94% of the shares of Ji Yan Biomedical Co., Ltd	Sales by the Company

For the year ended December 31,2024, the Company had the following transactions with affiliates:

Name	Amount	Relationship	Note
The Company’s CEO	$455,887	Company director and major shareholder	On August 31,2024, the Company issued 77,269 common shares with the par value of $0.10 each at $6.00 per shares to The Company’s CEO to Settle the amount due to The Company’s CEO. It represented the share capital of $7,727and the additional paid in capital of $455,887.
EG BioMed	$1,848,000	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed	Granting of EG BioMed Patent to the Company
EG BioMed	$37,937	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed	Research and development expenses
3D Global	$952,381	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global	Granting of 3D Global Patent to the Company
3D Global	$453,416	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global	Research and development expenses